John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 95.8%				$146,701,642
(Cost $133,632,995)
Alaska 0.7%				1,012,510
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	1,000,000	1,012,510
Arkansas 0.3%				537,620
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	500,000	537,620
California 8.1%				12,386,385
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,125,730
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	424,196
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,141,330
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	429,248
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,155,590
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-2	5.300	06-01-37	1,000,000	1,040,270
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	895,000	911,692
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,000,000	1,034,350
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,135,170
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	838,669
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	837,225
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,843,095
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue (B)	3.704	06-01-60	2,000,000	469,820
Colorado 4.2%				6,460,400
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,104,040
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,118,300
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,588,920
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.843	12-01-37	2,000,000	649,140
Connecticut 1.0%				1,594,095
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	500,000	580,585
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,013,510
District of Columbia 3.2%				4,856,110
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,106,410
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,749,700
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 6.5%				$9,892,536
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,115,570
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	500,000	529,185
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	547,210
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	673,663
County of Osceola Transportation Revenue Series A-2 (B)	3.488	10-01-49	1,325,000	490,091
Escambia County Health Facilities Authority Health Care Facility Revenue, Series A	4.000	08-15-50	1,500,000	1,659,810
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	1,111,040
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,101,840
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,079,320
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	500,000	526,955
Village Community Development District No. 12 (A)	4.250	05-01-43	965,000	1,057,852
Georgia 2.3%				3,520,351
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	897,851
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,444,530
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,177,970
Illinois 9.3%				14,291,018
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,200,940
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	574,990
Chicago O'Hare International Airport General Senior Lien, Series A	4.000	01-01-37	500,000	579,060
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,187,120
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,183,790
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,128,680
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,041,080
Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	834,645
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,540,890
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,699,350
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,491,713
State of Illinois, GO	4.000	06-01-33	750,000	797,220
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,031,540
Indiana 1.6%				2,504,200
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,127,350
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	$1,376,850
Iowa 0.7%				1,056,970
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,056,970
Kentucky 0.5%				806,535
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	806,535
Louisiana 2.4%				3,647,823
Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	539,455
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	1,098,370
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,244,090
St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	765,908
Maryland 1.6%				2,472,102
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,034,140
Maryland Economic Development Corp. Special Obligation Port Covington Project	3.250	09-01-30	100,000	107,180
Maryland Economic Development Corp. Special Obligation Port Covington Project	4.000	09-01-50	200,000	213,352
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,117,430
Massachusetts 1.7%				2,653,599
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,122,560
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	820,410
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	635,000	710,629
Michigan 1.8%				2,776,849
City of Detroit Taxable Social Bonds, Series B, GO	1.817	04-01-22	300,000	299,904
City of Detroit, GO	5.500	04-01-50	1,000,000	1,216,650
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	4.770	06-01-65	6,000,000	740,520
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	519,775
Minnesota 2.3%				3,456,433
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	532,670
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	542,760
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,340,863
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,040,140
Missouri 2.1%				3,248,790
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,106,420
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	$1,084,000
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,058,370
Montana 0.4%				611,964
Montana Facility Finance Authority Montana Children's Home and Hospital	4.000	07-01-50	600,000	611,964
Nevada 0.5%				820,013
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue, Series B	4.000	07-01-49	750,000	820,013
New Hampshire 1.2%				1,785,540
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	524,620
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(D)	6.125	07-01-52	1,000,000	750,000
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	510,920
New Jersey 3.5%				5,405,945
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,056,350
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	833,280
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	497,700
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	1,081,990
New Jersey Health Care Facilities Financing Authority St. Joseph's Healthcare System	4.000	07-01-48	750,000	818,775
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,117,850
New York 8.1%				12,375,706
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.248	06-01-60	15,000,000	638,700
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	1,000,000	1,061,740
Metropolitan Transportation Authority Series C-1	5.250	11-15-55	1,000,000	1,199,300
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	828,203
Nassau County Tobacco Settlement Corp. Series D (B)	7.205	06-01-60	12,000,000	751,320
New York Counties Tobacco Trust IV Series F (B)	8.094	06-01-60	17,000,000	765,850
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	923,738
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,110,720
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,102,280
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,099,200
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,172,750
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	1,000,000	1,198,690
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	523,215
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Ohio 3.9%				$5,966,003
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,117,000
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	282,260
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	245,498
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,000,000	1,068,340
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	1,073,400
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	552,245
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	555,080
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,072,180
Oklahoma 0.4%				545,395
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	545,395
Oregon 0.7%				1,111,230
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,111,230
Pennsylvania 0.9%				1,449,128
Bucks County Industrial Development Authority Hospital Revenue Grand View Hospital Project	4.000	07-01-46	350,000	369,408
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,079,720
Puerto Rico 5.8%				8,824,248
Children's Trust Fund Tobacco Settlement Revenue, Series B (B)	8.273	05-15-57	10,000,000	539,300
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (D)	7.000	07-01-43	1,250,000	1,153,125
Puerto Rico Electric Power Authority Series TT-RSA-1 (D)	5.000	07-01-24	765,000	688,500
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series S (D)	6.000	07-01-41	500,000	486,250
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series U (D)	5.250	07-01-42	1,000,000	887,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	2.587	07-01-31	1,000,000	766,640
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.728	07-01-46	2,500,000	765,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,332,000	1,450,455
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,000,000	1,105,040
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	981,963
Rhode Island 1.8%				2,772,720
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,694,730
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,077,990
South Carolina 0.7%				1,066,110
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,066,110
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee 2.8%				$4,278,218
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,278,218
Texas 8.0%				12,211,360
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,034,960
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,066,050
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,027,540
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	581,325
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,296,922
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	506,775
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,585
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,597,470
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	522,485
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,520,000	1,784,358
Texas Private Activity Bond Surface Transportation Corp. LBJ Infrastructure Group LLC	4.000	06-30-36	1,000,000	1,149,820
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,143,070
Utah 1.1%				1,628,300
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	1,067,930
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	560,370
Vermont 0.8%				1,152,831
Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,152,831
Virginia 2.0%				3,033,560
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,117,650
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,057,470
Tobacco Settlement Financing Corp. Series D (B)	5.948	06-01-47	4,000,000	858,440
Wisconsin 2.9%				4,489,045
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,107,740
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,233,985
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,069,910
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,077,410

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Yield (%)	Shares	Value
Short-term investments 2.4%			$3,656,633
(Cost $3,656,928)
Short-term funds 2.4%
John Hancock Collateral Trust (E)	0.1222(F)	365,459	3,656,633
Total investments (Cost $137,289,923) 98.2%			$150,358,275
Other assets and liabilities, net 1.8%			2,779,366
Total net assets 100.0%			$153,137,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $23,730,344 or 15.5% of the fund's net assets as of 2-28-21.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-21.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	0.6

TOTAL	3.1

The fund had the following sector composition as a percentage of net assets on 2-28-21:
General obligation bonds	5.6%
Revenue bonds	90.2%
Health care	25.7%
Other revenue	17.7%
Development	17.6%
Tobacco	8.4%
Transportation	7.5%
Education	3.9%
Facilities	3.0%
Utilities	2.6%
Housing	1.9%
Airport	0.8%
Pollution	0.7%
Water and sewer	0.4%
Short-term investments and other	4.2%
TOTAL	100.0%
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$146,701,642	—	$146,701,642	—
Short-term investments	3,656,633	$3,656,633	—	—
Total investments in securities	$150,358,275	$3,656,633	$146,701,642	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	365,459	$2,328,133	$29,686,042	$(28,355,663)	$(1,447)	$(432)	$5,667	—	$3,656,633
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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